Leases	12 Months Ended
Dec. 31, 2017
Leases
 LEASES

The disclosures in this note apply to all Registrants unless indicated otherwise.

Leases of property, plant and equipment are for remaining periods up to 14 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$231.3	$10.5	$1.7	$17.5	$88.4	$8.2	$4.4	$5.3
Amortization of Capital Leases	66.3	4.0	—	6.9	11.1	4.1	4.0	11.2
Interest on Capital Leases	16.7	0.8	—	3.7	3.2	0.5	0.6	3.6
Total Lease Rental Costs	$314.3	$15.3	$1.7	$28.1	$102.7	$12.8	$9.0	$20.1

Year Ended December 31, 2016	AEP	AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$224.9	$9.8	(a)	$0.9	$16.6	$90.5	$7.1	$5.0	$6.7
Amortization of Capital Leases	93.7	3.4		—	6.4	35.6	4.2	3.7	13.6
Interest on Capital Leases	18.9	0.6		—	3.5	3.7	0.5	0.6	5.1
Total Lease Rental Costs	$337.5	$13.8		$0.9	$26.5	$129.8	$11.8	$9.3	$25.4

Year Ended December 31, 2015	AEP		AEP Texas		AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Net Lease Expense on Operating Leases	$292.6		$8.1	(a)	$0.5	$16.4	$88.3	$7.6	$5.4	$6.7
Amortization of Capital Leases	108.5		2.9		—	5.6	40.7	3.9	3.5	13.7
Interest on Capital Leases	25.1		0.4		—	0.8	3.3	0.6	0.7	6.2
Total Lease Rental Costs	$426.2	(b)	$11.4		$0.5	$22.8	$132.3	$12.1	$9.6	$26.6

(a)
Amounts include lease expenses related to AEP Texas Wind Farms that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for each of the years ended December 31, 2016 and 2015, respectively. See Note 7 for additional information.

(b)
Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statement of income in the amount of $89 million for the year ended December 31, 2015. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.

The following tables show the property, plant and equipment under capital leases and related obligations recorded on the Registrants’ balance sheets.  Unless shown as a separate line on the balance sheets due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrants’ balance sheets.

December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$141.7	$—	$—	$42.5	$27.2	$—	$8.9	$33.4
Other Property, Plant and Equipment	373.3	32.7	0.2	18.0	34.0	22.8	18.0	122.4
Total Property, Plant and Equipment	515.0	32.7	0.2	60.5	61.2	22.8	26.9	155.8
Accumulated Amortization	229.0	10.0	—	19.0	21.1	10.6	15.3	94.0
Net Property, Plant and Equipment Under Capital Leases	$286.0	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$61.8

Obligations Under Capital Leases:
Noncurrent Liability	$238.8	$18.5	$0.1	$34.9	$34.3	$7.9	$8.3	$57.8
Liability Due Within One Year	59.0	4.2	0.1	6.6	5.8	4.3	3.5	11.2

Total Obligations Under Capital Leases	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.8	$69.0

December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Property, Plant and Equipment Under Capital Leases:
Generation	$146.3	$—	$—	$45.0	$26.4	$—	$10.0	$34.5
Other Property, Plant and Equipment	373.1	26.1	—	18.1	43.7	23.9	19.4	122.1
Total Property, Plant and Equipment	519.4	26.1	—	63.1	70.1	23.9	29.4	156.6
Accumulated Amortization	226.4	7.7	—	18.1	25.4	11.6	15.6	86.5
Net Property, Plant and Equipment Under Capital Leases	$293.0	$18.4	$—	$45.0	$44.7	$12.3	$13.8	$70.1

Obligations Under Capital Leases:
Noncurrent Liability	$242.1	$14.8	$—	$38.2	$35.3	$8.1	$9.8	$65.5
Liability Due Within One Year	63.4	3.6	—	6.8	9.4	4.2	4.1	11.8

Total Obligations Under Capital Leases	$305.5	$18.4	$—	$45.0	$44.7	$12.3	$13.9	$77.3

Future minimum lease payments consisted of the following as of December 31, 2017:

Capital Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$76.6	$5.1	$0.1	$10.0	$11.0	$4.7	$3.8	$14.3
2019	60.4	4.0	0.1	7.9	7.2	2.4	2.5	12.7
2020	49.7	3.4	—	7.0	6.4	1.8	1.7	10.9
2021	42.6	3.1	—	6.8	5.9	1.6	1.3	10.0
2022	35.1	2.6	—	6.4	5.4	1.1	1.0	8.9
Later Years	106.2	8.3	—	18.8	25.2	2.0	2.6	25.6
Total Future Minimum Lease Payments	370.6	26.5	0.2	56.9	61.1	13.6	12.9	82.4
Less Estimated Interest Element	72.8	3.8	—	15.4	21.0	1.4	1.3	13.4
Estimated Present Value of Future Minimum Lease Payments	$297.8	$22.7	$0.2	$41.5	$40.1	$12.2	$11.6	$69.0

Noncancelable Operating Leases	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
2018	$245.9	$11.6	$1.7	$17.3	$91.3	$11.3	$4.8	$6.0
2019	237.9	10.7	1.3	15.6	90.3	10.3	4.3	5.7
2020	227.6	9.8	1.0	14.4	86.9	8.7	3.8	5.3
2021	210.7	8.9	0.4	12.0	82.4	6.3	2.9	4.9
2022	201.1	7.9	—	10.9	81.4	5.4	2.5	4.3
Later Years	137.1	21.5	—	23.3	16.3	19.5	6.5	9.5
Total Future Minimum Lease Payments	$1,260.3	$70.4	$4.4	$93.5	$448.6	$61.5	$24.8	$35.7

Master Lease Agreements (Applies to all Registrants except AEPTCo)

The Registrants lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrants are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2017, the maximum potential loss by the Registrants for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in millions)
AEP	$43.2
AEP Texas	10.0
APCo	8.8
I&M	3.3
OPCo	6.4
PSO	3.6
SWEPCo	3.7

Rockport Lease (Applies to AEP and I&M)

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2017 are as follows:

Future Minimum Lease Payments	AEP (a)	I&M
	(in millions)
2018	$147.8	$73.9
2019	147.8	73.9
2020	147.8	73.9
2021	147.8	73.9
2022	147.2	73.6
Total Future Minimum Lease Payments	$738.4	$369.2

(a)    AEP’s future minimum lease payments include equal shares from AEGCo and I&M.

Railcar Lease (Applies to AEP, I&M and SWEPCo)

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $7 million and $8 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2017.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are $8 million and $10 million for I&M and SWEPCo, respectively, as of December 31, 2017, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

AEPRO Boat and Barge Leases (Applies to AEP)

In October 2015, AEP signed a Purchase and Sale Agreement to sell its commercial barge transportation subsidiary, AEPRO, to a nonaffiliated party. The sale closed in November 2015. See “AEPRO (Corporate and Other)” section of Note 7. Certain of the boat and barge leases acquired by the nonaffiliated party are subject to an AEP guarantee in favor of the lessor, ensuring future payments under such leases with maturities up to 2027. As of December 31, 2017, the maximum potential amount of future payments required under the guaranteed leases was $50 million. In certain instances, AEP has no recourse against the nonaffiliated party if required to pay a lessor under a guarantee, but AEP would have access to sell the leased assets in order to recover payments made by AEP under the guarantee. As of December 31, 2017, AEP’s boat and barge lease guarantee liability was $7 million, of which $1 million was recorded in Other Current Liabilities and $6 million was recorded in Deferred Credits and Other Noncurrent Liabilities on AEP’s balance sheet.

I&M Nuclear Fuel Lease (Applies to AEP and I&M)

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future minimum lease payments for the sales-and-leaseback transaction as of December 31, 2017 are $2 million based on estimated fuel burn and will be paid in 2018.  The net capital lease asset is included in Other Property, Plant and Equipment on the balance sheets.  The short-term capital lease obligations are included in Other Current Liabilities on AEP’s balance sheets and in Obligations Under Capital Leases on I&M’s balance sheets.  The long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the balance sheets.